As filed with the Securities and Exchange Commission on November 3, 2011

1933 Act File No. 333-150525
1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	51	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	53	[	X	]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST
(Exact name of Registrant as Specified in Charter)

33 Whitehall Street, 10th Floor
New York, New York 10004
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill, President
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Adam R. Henkel	Francine J. Rosenberger
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 1, 2011 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	On (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 34 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, (the “Securities Act”) on August 12, 2011, and pursuant to Rule 485(a)(2) would become effective on October 11, 2011.

Post-Effective Amendment No. 47 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of extending the date upon which the Amendment was to become effective on November 4, 2011.

This Post-Effective Amendment No. 51 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 1, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 51 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 51 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on November 3, 2011.

DIREXION SHARES ETF TRUST

By:  /s/ Daniel D. O’Neill*
              Daniel D. O’Neill
              President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 51 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	President and Chairman of the Board	November 3, 2011
Daniel D. O’Neill

/s/ Patrick J. Rudnick	Principal Financial	November 3, 2011
Patrick J. Rudnick	Officer and Treasurer

/s/ Daniel J. Byrne*	Trustee	November 3, 2011
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	November 3, 2011
Gerald E. Shanley III

/s/ John Weisser*	Trustee	November 3, 2011
John Weisser

*By: Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer and Attorney-In Fact